Note 9 - Income Taxes - Components of Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Federal Expense	$ 3,629,213	$ 3,162,367	$ 1,335,337
Deferred Federal Expense	222,120	625,436	1,932,950
Federal Income Tax Expense	3,851,333	3,787,803	3,268,287
Federal and State Income Tax Expense	$ 3,851,333	$ 3,787,803	$ 3,268,287